Financial risk management - Fair value measurement - Assets and liabilities, measured at fair value (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2024 USD ($)
Financial risk management
Fair value of financial assets	$ 115,095	$ 91,020	$ 8,145
Fair value of financial liabilities	72,608	87,513	13,887
Transfer into level 3	0	0
Transfer out of level 3	0	0
Measured at FVTPL | Derivative financial instruments
Financial risk management
Fair value of financial liabilities	316	1,576	20
Measured at FVTPL | Collateral payables
Financial risk management
Fair value of financial liabilities	10,941
Measured at FVTPL | Liabilities due to customers
Financial risk management
Fair value of financial liabilities	61,351	71,523	13,867
Measured at FVTPL | Collateral payables
Financial risk management
Fair value of financial liabilities		14,414
Measured at FVTPL | Financial assets, FVPL
Financial risk management
Fair value of financial assets	23,273	264	257
Measured at FVTPL | Crypto assets loan receivables
Financial risk management
Fair value of financial assets	42,141	69,934	7,868
Measured at FVTPL | Derivative financial instruments
Financial risk management
Fair value of financial assets	316	1,576	20
Measured at FVTPL | Collateral receivable
Financial risk management
Fair value of financial assets	3,407	14,414
Measured at FVTPL | Digital assets
Financial risk management
Fair value of financial assets	$ 33,509	3,005
Measured at FVTPL | Unlisted equity investment | DLOM | Minimum
Financial risk management
Significant estimates	0.25
Measured at FVTPL | Unlisted equity investment | DLOM | Maximum
Financial risk management
Significant estimates	0.27
Measured at FVTPL | Unlisted equity investment | Enterprise value to sales multiple | Minimum
Financial risk management
Significant estimates	0.051
Measured at FVTPL | Unlisted equity investment | Enterprise value to sales multiple | Maximum
Financial risk management
Significant estimates	0.052
Measured at amortized cost | USDC
Financial risk management
Fair value of financial assets	$ 12,449	1,827
Level 1
Financial risk management
Fair value of financial assets	91,166	88,992	7,868
Fair value of financial liabilities	72,292	85,937	13,867
Level 1 | Measured at FVTPL | Collateral payables
Financial risk management
Fair value of financial liabilities	10,941
Level 1 | Measured at FVTPL | Liabilities due to customers
Financial risk management
Fair value of financial liabilities	61,351	71,523	13,867
Level 1 | Measured at FVTPL | Collateral payables
Financial risk management
Fair value of financial liabilities		14,414
Level 1 | Measured at FVTPL | Financial assets, FVPL
Financial risk management
Fair value of financial assets	268
Level 1 | Measured at FVTPL | Crypto assets loan receivables
Financial risk management
Fair value of financial assets	42,141	69,934	7,868
Level 1 | Measured at FVTPL | Collateral receivable
Financial risk management
Fair value of financial assets	3,407	14,414
Level 1 | Measured at FVTPL | Digital assets
Financial risk management
Fair value of financial assets	32,901	2,817
Level 1 | Measured at amortized cost | USDC
Financial risk management
Fair value of financial assets	12,449	1,827
Level 2
Financial risk management
Fair value of financial assets	924	1,764	20
Fair value of financial liabilities	316	1,576	20
Level 2 | Measured at FVTPL | Derivative financial instruments
Financial risk management
Fair value of financial liabilities	316	1,576	20
Level 2 | Measured at FVTPL | Derivative financial instruments
Financial risk management
Fair value of financial assets	316	1,576	20
Level 2 | Measured at FVTPL | Digital assets
Financial risk management
Fair value of financial assets	608	188
Level 3
Financial risk management
Fair value of financial assets	23,005	264	257
Level 3 | Measured at FVTPL | Financial assets, FVPL
Financial risk management
Fair value of financial assets	$ 23,005	$ 264	$ 257